OPERATING LEASES AND COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Begininng balance	$ 136	$ 393
Renewed office lease	533
Accumulated amortization	(247)	(247)
Other		(4)
Ending balance	$ 422	$ 136